SCHWAB STRATEGIC TRUST

Schwab® Fundamental U.S. Small Company ETF
Schwab® Fundamental International Small Equity ETF
(each, a fund and collectively, the funds)
Supplement dated April 9, 2025, to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.
1.
Schwab Fundamental U.S. Small Company ETF

a. Under the “Principal Risks” section of the Schwab Fundamental U.S. Small Company ETF Fund Summary: the “Investment Style Risk” is deleted and replaced in its entirety with the following:
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
b. Under “Investment Objectives and More About Principal Risks” for the Fundamental U.S. Small Company ETF in the “Fund Details” section: the “Investment Style Risk” is deleted and replaced in its entirety with the following:
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection, limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Because of the way the index is composed, the index may perform differently or worse than an index that is based solely on market capitalization.
c. Under “Investment Objectives and More About Principal Risks” for the Fundamental U.S. Small Company ETF in the “Fund Details” section: the following “Real Estate Investment Risk” is inserted after the “Small-Cap Company Risk.”
Real Estate Investment Risk. Although the fund does not invest directly in real estate, due to the composition of the index, the fund may have exposure to securities of real estate investment trusts (REITs). Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of a REIT will also rise and fall in response to the creditworthiness of the issuer. In particular, the value of these securities may be affected by changes in interest rates. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. Further, dividends paid by REITs are taxed as ordinary income and generally do not qualify for the preferential rate applicable to qualified dividend income. REITs may be more volatile and/or more illiquid than other types of securities.

2.
Schwab Fundamental International Small Equity ETF

a. Under the “Principal Risks” section of the Schwab Fundamental International Small Equity ETF Fund Summary: the “Investment Style Risk” is deleted and replaced in its entirety with the following:
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
b. Under “Investment Objectives and More About Principal Risks” for the Schwab Fundamental International Small Equity ETF in the “Fund Details” section: the “Investment Style Risk” is deleted and replaced in its entirety with the following:
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection, limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Because of the way the index is composed, the index may perform differently or worse than an index that is based solely on market capitalization.
c. Under “Investment Objectives and More About Principal Risks” for the Schwab Fundamental International Small Equity ETF in the “Fund Details” section: the following “Real Estate Investment Risk” is inserted after the “Small-Cap Company Risk.”
Real Estate Investment Risk. Although the fund does not invest directly in real estate, due to the composition of the index, the fund may have exposure to securities of real estate investment trusts (REITs). Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of a REIT will also rise and fall in response to the creditworthiness of the issuer. In particular, the value of these securities may be affected by changes in interest rates. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. Further, dividends paid by REITs are taxed as ordinary income and generally do not qualify for the preferential rate applicable to qualified dividend income. REITs may be more volatile and/or more illiquid than other types of securities.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG127542-00 (04/25)
00313770